Securities Held to Maturity (Held-to-maturity Securities Continuous Unrealized Loss Position) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Held-to-maturity Securities [Line Items]
Less than 12 Months - Fair Value	$ 14,093	$ 16,949
More than 12 Months - Fair Value		5,942
Total - Fair Value	14,093	22,891
Less than 12 Months - Unrealized Losses	56	82
More than 12 Months - Unrealized Losses		38
Total - Unrealized Losses	56	120
Residential mortgage-backed securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Less than 12 Months - Fair Value	14,093	16,949
More than 12 Months - Fair Value		5,942
Total - Fair Value	14,093	22,891
Less than 12 Months - Unrealized Losses	56	82
More than 12 Months - Unrealized Losses		38
Total - Unrealized Losses	$ 56	$ 120